UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     General Atlantic Partners, LLC
Address:  3 Pickwick Plaza
          Greenwich CT  06830

Form 13F File Number: 28-03473

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Murphy
Title:     Chief Financial Officer
Phone:     203-629-8600

Signature, Place, and Date of Signing:

    /s/ Thomas J. Murphy                Greenwich, CT             May 15, 2000
-------------------------------  ----------------------------  -----------------
         (Signature)                    (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                         ------------------
Form 13F Information Table Entry Total:         43
                                         ------------------
Form 13F Information Table Value Total:    4,096,073,755
                                         ------------------

List of Other Included Managers: NONE
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Page   3   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
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                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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
Atlantic Data                 Com            048523104   34,144,880   3,104,080   x/                              x/
Services, Inc.
Atlantic Data                 Com            048523104      231,000      21,000                   x/                            x/
Services, Inc.
Baan Co NV                    Com             N08044     28,099,845   4,860,724   x/                              x/
                                                104
Baan Co NV                    Com             N08044      1,415,455     244,846                   x/                            x/
                                                104
BindView                      Com             090327     62,609,402   2,015,562   x/                              x/
                                                107
BindView                      Com             090327     15,323,440     493,302                   x/                            x/
                                                107
Brigham Exploration           Com             109178      6,028,691   2,679,418   x/                              x/
Company                                         103
Brigham Exploration           Com             109178      6,316,072   1,103,335                   x/                            x/
Company                                         103
Brio Technologies             Com             109704     77,238,199   2,046,045   x/                              x/
                                                106
Brio Technologies             Com             109704     11,370,791     301,213                   x/                            x/
                                                106
Computer Learning             Com             205199      2,140,053   1,201,602   x/                              x/
Ctrs Inc.                                       102
Computer Learning             Com             205199         47,617      26,736                   x/                            x/
Ctrs Inc.                                       102
E* Trade Group, Inc.          Com             269246    185,360,511   6,153,046   x/                              x/
                                                104
E* Trade Group, Inc.          Com             269246     25,896,474     859,634                   x/                            x/
                                                104
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COLUMN TOTALS                                           456,222,430
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Page   4   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
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
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                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com             278856      110,409,774  5,698,569  x/                              x/
                                               109
Eclipsys                      Com             278856       21,694,963  1,119,740                  x/                            x/
                                               109
FirePond, Inc.                Com             318224      573,890,745 14,018,534  x/                              x/
                                               102
FirePond, Inc.                Com             318224      107,946,669  2,636,833                  x/                            x/
                                               102
GT Interactive                Com             36236E       21,190,056  6,780,818  x/                              x/
Software Corp                                  109
GT Interactive                Com             36236E        2,024,084    647,707                  x/                            x/
Software Corp                                  109
LHS Group Inc.                Com             501938      314,187,165  6,981,937  x/                              x/
                                               104
LHS Group Inc.                Com             501938       53,073,270  1,179,406                  x/                            x/
                                               104
Mapics, Inc.                  Com             564910       20,908,903  1,311,890  x/                              x/
                                               107
Mapics, Inc.                  Com             564910        2,998,257    188,120                  x/                            x/
                                               107
Predictive                    Com             74036W      216,339,229  4,748,134  x/                              x/
                                               102
Predictive                    Com             74036W       44,724,960    981,607                  x/                            x/
                                               102
Priceline.Com                 Com             741503    1,030,588,645 13,297,918  x/                              x/
Incorporated                                   106
Priceline.Com                 Com             741503      319,312,478  4,120,161                  x/                            x/
Incorporated                                   106
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COLUMN TOTAL                                            2,839,289,198
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Page   5   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
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
                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
Prime Response, Inc.          Com             74158B    109,811,072   7,200,726   x/                              x/
                                               100
Prime Response, Inc.          Com             74158B     28,420,922   1,863,667                   x/                            x/
                                               100
ProBusiness Services,         Com             742674     47,780,095   1,851,009   x/                              x/
Inc.                                           104
ProBusiness Services,         Com             742674      8,342,503     323,190                   x/                            x/
Inc.                                           104
ProBusiness Services,         Com             742674     25,813,000   1,000,000                   x/                            x/
Inc.                                           104
Proxicom                      Com             74428     165,253,103   3,729,224   x/                              x/
                                               2104
Proxicom                      Com             74428      33,311,500     751,732                   x/                            x/
                                               2104
Quintiles                     Com             748767     41,388,542   2,425,631   x/                              x/
Transnational Corp.                            100
Quintiles                     Com             748767      6,555,059     384,168                   x/                            x/
Transnational Corp.                            100
SS&C Technologies             Com             85227Q     13,829,569   2,379,076   x/                              x/
Inc.                                           100
SS&C Technologies             Com             85227Q      1,255,980     216,064                   x/                            x/
Inc.                                           100
S1 Corporation                Com             78463B    210,106,976   2,452,000   x/                              x/
                                               101
S1 Corporation                Com             78463B     29,219,608     341,000                   x/                            x/
                                               101
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COLUMN TOTAL                                            721,087,929
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
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Page   6   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
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
                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
Tickets.com                   Com             88633M     65,764,928   6,922,624   x/                              x/
                                               101
Tickets.com                   Com             88633M     13,709,270   1,443,081                   x/                            x/
                                               101
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COLUMN TOTAL                                             79,474,198
TOTAL FROM ALL PAGES:                                 4,096,073,755
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